LEASE LIABILITIES (Details Narrative)	1 Months Ended				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 EUR (€)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2025
Notes and other explanatory information [abstract]
Quarterly rent					$ 34,580	€ 31,316
Increase (decrease) in quarterly rent	$ 33,917	€ 32,328	$ 34,905	€ 32,091
Cost of capital rate					5.88%	5.88%	5.25%